Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 1,007
Ending balance	994	£ 1,007
Less: Recoveries net of collection costs	(10)	(36)	£ 17
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,007	866
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	164	98
Change in economic scenarios	5	163
New lending and assets purchased	93	142
Redemptions, repayments and assets sold	(134)	(130)
Changes in risk parameters and other movements	91	25
Assets written off	(232)	(157)
Ending balance	994	1,007	866
Net movement in the period	(13)	141
ECL (release)/charge to the Income Statement	219	298
Less: Discount unwind	(21)	(13)
Less: Recoveries net of collection costs	8	36
Total ECL (release)/charge to the Income Statement	206	321
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	171
Ending balance	170	171
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	516
Ending balance	462	516
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	320
Ending balance	362	320
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	312,830	319,319
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	25,927	49,377
Redemptions, repayments and assets sold	(38,162)	(58,347)
Changes in risk parameters and other movements	786	2,735
Assets written off	(412)	(254)
Ending balance	300,969	312,830	319,319
Net movement in the period	(11,861)	(6,489)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	171	133
Transfers from Stage 1 to Stage 2	(9)	(25)
Transfers from Stage 2 to Stage 1	111	133
Transfers to Stage 3	(6)	(4)
Transfers from Stage 3	1	1
Transfers of financial instruments	97	105
Net ECL remeasurement on stage transfer	(111)	(110)
Change in economic scenarios	29	37
New lending and assets purchased	28	42
Redemptions, repayments and assets sold	(35)	(35)
Changes in risk parameters and other movements	(9)	(1)
Assets written off	0	0
Ending balance	170	171	133
Net movement in the period	(1)	38
ECL (release)/charge to the Income Statement	(1)	38
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	(1)	38
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	290,813	298,285
Transfers from Stage 1 to Stage 2	(13,160)	(9,100)
Transfers from Stage 2 to Stage 1	5,974	7,207
Transfers to Stage 3	(600)	(621)
Transfers from Stage 3	28	10
Transfers of financial instruments	(7,758)	(2,504)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	25,306	48,194
Redemptions, repayments and assets sold	(34,246)	(55,332)
Changes in risk parameters and other movements	(105)	2,170
Assets written off	0	0
Ending balance	274,010	290,813	298,285
Net movement in the period	(16,803)	(7,472)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	516	330
Transfers from Stage 1 to Stage 2	9	25
Transfers from Stage 2 to Stage 1	(111)	(133)
Transfers to Stage 3	(38)	(32)
Transfers from Stage 3	15	150
Transfers of financial instruments	(125)	10
Net ECL remeasurement on stage transfer	145	98
Change in economic scenarios	(33)	123
New lending and assets purchased	45	76
Redemptions, repayments and assets sold	(53)	(60)
Changes in risk parameters and other movements	(33)	(61)
Assets written off	0	0
Ending balance	462	516	330
Net movement in the period	(54)	186
ECL (release)/charge to the Income Statement	(54)	186
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	(54)	186
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,282	18,013
Transfers from Stage 1 to Stage 2	13,160	9,100
Transfers from Stage 2 to Stage 1	(5,974)	(7,207)
Transfers to Stage 3	(924)	(624)
Transfers from Stage 3	306	758
Transfers of financial instruments	6,568	2,027
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	562	1,119
Redemptions, repayments and assets sold	(3,030)	(2,065)
Changes in risk parameters and other movements	497	188
Assets written off	0	0
Ending balance	23,879	19,282	18,013
Net movement in the period	4,597	1,269
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	320	403
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	44	36
Transfers from Stage 3	(16)	(151)
Transfers of financial instruments	28	(115)
Net ECL remeasurement on stage transfer	130	110
Change in economic scenarios	9	3
New lending and assets purchased	20	24
Redemptions, repayments and assets sold	(46)	(35)
Changes in risk parameters and other movements	133	87
Assets written off	(232)	(157)
Ending balance	362	320	403
Net movement in the period	42	(83)
ECL (release)/charge to the Income Statement	274	74
Less: Discount unwind	(21)	(13)
Less: Recoveries net of collection costs	8	36
Total ECL (release)/charge to the Income Statement	261	97
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,735	3,021
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,524	1,245
Transfers from Stage 3	(334)	(768)
Transfers of financial instruments	1,190	477
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	59	64
Redemptions, repayments and assets sold	(886)	(950)
Changes in risk parameters and other movements	394	377
Assets written off	(412)	(254)
Ending balance	3,080	2,735	£ 3,021
Net movement in the period	£ 345	£ (286)